Consolidated Statement of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Shareholders’ capital	Contributed surplus	Deficit	Accumulated other comprehensive income
Equity, beginning of year at Dec. 31, 2016	$ 9,591.2	$ 16,400.2	$ 110.6	$ (7,432.1)	$ 512.5
Redemption of restricted shares	(0.3)	89.6	(91.9)	2.0
Share issue costs, net of tax	(0.2)	(0.2)
Share-based compensation	62.1		62.1
Forfeit of restricted shares	(7.9)		(7.9)
Net income (loss)	(124.0)
Dividends ($0.36 per share 2017; $0.50 per share 2016)	(197.7)			(197.7)
Foreign currency translation of foreign operations	(160.3)
Equity, end of year at Dec. 31, 2017	9,162.9	16,489.6	72.9	(7,751.8)	352.2
Redemption of restricted shares	(1.7)		(59.0)
Share-based compensation	35.1		35.1
Forfeit of restricted shares	(7.6)		(7.6)
Net income (loss)	(2,616.9)
Dividends ($0.36 per share 2017; $0.50 per share 2016)	(198.5)			(198.5)
Foreign currency translation of foreign operations	239.5				239.5
Equity, end of year at Dec. 31, 2018	$ 6,612.8	$ 16,546.9	$ 41.4	$ (10,567.2)	$ 591.7